Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Future Minimum Operating Lease Payments

The Company’s future minimum operating lease payments required to be made after December 31, 2022, relating to the bareboat chartered-in vessels M/T Eco Beverly Hills and M/T Eco Bel Air are as follows:

Year ending December 31,	Bareboat charter lease payments
2023	10,220
2024	10,038
2025	6,777
Total	27,035
Less imputed interest	(3,087)
Total Lease Liability	23,948
Presented as follows:
Short-term lease liability	8,610
Long-term lease liability	15,338

Future Minimum Time-Charter Receipts

Future minimum time-charter receipts of the Company’s vessels in operation as of December 31, 2022, based on commitments relating to non-cancellable time charter contracts as of December 31, 2022, are as follows :

Year ending December 31,	Time Charter receipts
2023	81,772
2024	50,429
2025	19,362
2026	16,425
2027and thereafter	91,180
Total	259,168